Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross amount	$ 58,456	$ 57,887
Accumulated amortization	(41,862)	(35,037)
Net carrying amount	$ 16,594	$ 22,850
Software
Finite Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	1 year	2 years
Gross amount	$ 9,124	$ 9,124
Accumulated amortization	(8,653)	(8,138)
Net carrying amount	$ 471	$ 986
Capitalized Software Costs
Finite Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	1 year	1 year 4 months 24 days
Gross amount	$ 7,366	$ 5,275
Accumulated amortization	(5,335)	(3,334)
Net carrying amount	$ 2,031	$ 1,941
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	2 years	3 years
Gross amount	$ 31,726	$ 31,726
Accumulated amortization	(22,740)	(18,227)
Net carrying amount	$ 8,986	$ 13,499
Trademarks/tradename
Finite Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	5 years	6 years
Gross amount	$ 10,240	$ 10,243
Accumulated amortization	(5,134)	(4,115)
Net carrying amount	$ 5,106	$ 6,128
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)		1 year
Gross amount		$ 1,519
Accumulated amortization		(1,223)
Net carrying amount		$ 296